--------------------------------------------------------------------------------

                         MASSMUTUAL INSTITUTIONAL FUNDS

--------------------------------------------------------------------------------

                                  [GRAPHIC]


                         MassMutual Indexed Equity Fund

                    Semiannual Report   .   August 31, 1999

--------------------------------------------------------------------------------

Table of Contents

--------------------------------------------------------------------------------

Letter to Shareholders ....................................................    1

MassMutual Indexed Equity Fund
   Financial Statements ...................................................    4
   Notes to Financial Statements ..........................................    8

Master Investment Portfolio - S&P 500 Index Master Portfolio
   Portfolio of Investments ...............................................   12
   Financial Statements ...................................................   22
   Notes to Financial Statements ..........................................   25

--------------------------------------------------------------------------------

MassMutual Indexed Equity Fund - Letter to Shareholders

--------------------------------------------------------------------------------

To Our Shareholders

[PHOTO OF STUART G. REESE]

Stuart H. Reese

                                                                October 15, 1999

MassMutual Indexed Equity Fund (the "Fund") invests all of its assets in the S&P 500 Index/R/ Master Portfolio* (the "Master Portfolio")**. The goal of the Master Portfolio is to hold all of the stocks in --and match as closely as possible the performance of -- the Standard & Poor's 500 Index/R/ (the "Index"). For the first six months of fiscal year 1999, the Fund returned 7.13% for Class S shares; the Index returned 7.32%. The Fund's performance lagged slightly behind the performance of the Index, partially as a result of the administrative and management fees that are deducted from the total return, and because a small percentage of the Fund's assets are invested in low-risk, low-return money market securities used to process transactions.

While the Master Portfolio returned 7.17% for the first half of the fiscal year, the 15 largest companies in the S&P 500 Index/R/ returned 14.9% during this period. Leading the charge were Microsoft, Intel, and IBM, which returned 22%, 40%, and 47%, respectively. America Online and Microsoft alone were responsible for one-third of the Index's return in March.

Value and growth stocks were alternately in and out of favor throughout the first six months of the fiscal year, but their overall returns for this period were similar: value stocks returned 7.8% and growth stocks returned 6.9%.

In June, the Federal Reserve Board increased the short-term interest rate 0.25% and moved to a neutral view on future increases. The stock market responded well to the news. Large-cap stocks outpaced small-caps, and mid-caps lagged both groups, but each asset class performed well in June. June also saw the addition of specialty retailer Best Buy to the S&P 500 Index. Best Buy was one of the best performing stocks in the Index, returning 48% for the month.

Federal Reserve Board Chairman Alan Greenspan reported in July that the Fed had changed its view on interest rates again. The chairman warned of the potential rise in inflation that could result from a slow down in productivity improvements and a tightening of the labor market. He also reminded investors that, in accordance with a now well established policy, any signs that indicate the potential for inflation would compel the Fed to act "promptly and forcefully."

Investors analyzed economic news carefully in August; there was significantly less activity than in previous months among stocks in the S&P 500 Index. Prompted by the tightening of the job market and strong domestic demand, the Fed raised short-term interest rates by another 0.25%. The effect on the stock market was minimal, however, since investors had already been anticipating another rate increase.



* S&P does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with Barclays Global Fund Advisors, the Master Portfolio's investment adviser, the Master Portfolio or the Fund. "Standard & Poor's", "S&P", "S&P500", and "Standard & Poor's 500", are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Fund and the Master Portfolio. The Fund and the Master Portfolio are not sponsored, endorsed, sold or promoted by the S&P and S&P makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund and the Master Portfolio. S&P's only relationship to the Fund and the Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index. The S&P 500 Index is determined, composed and calculated by S&P without regard to the Fund or the Master Portfolio.

** The Fund does not have its own investment adviser. It is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to MassMutual Indexed Equity Fund. Barclays Global Fund Advisors advises the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain events involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Like other businesses and governments around the world, the Fund could be adversely affected if the computer systems used by the Fund's service providers and those with which they do business do not properly recognize the Year 2000. This is commonly known as the "Year 2000 issue." In 1996, MassMutual began an enterprise-wide process of identifying, evaluating, and implementing changes to its computer systems to address the Year 2000 issue. MassMutual is addressing the Year 2000 issue internally with modifications to existing programs and conversions to new programs. MassMutual has advised the Fund that the Year 2000 issue is one of MassMutual's highest business operational priorities. MassMutual is also seeking assurances from the Fund's other service providers in order to identify and resolve Year 2000 issues. In addition, because the Year 2000 issue affects virtually all organizations, the companies in which the Fund invests could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

We appreciate your confidence and look forward to continuing to help you meet your investment goals.


/s/ Stuart H. Reese

Stuart H. Reese
President
MassMutual Institutional Funds

--------------------------------------------------------------------------------

MassMutual Indexed Equity Fund

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Indexed Equity Fund Classes A, Y, S and the Standard and Poor's 500 Composite Index.

--------------------------------------------------------------------------------
MassMutual Indexed Equity Fund Total Return

                      Year To Date     One Year      Average Annual
                     3/1/99-8/31/99 9/1/98-8/31/99   3/1/98-8/31/99
Class A                  6.88%          38.45%           16.95%
Class Y                  7.07%          39.07%           17.46%
Class S                  7.13%          39.17%           17.60%

--------------------------------------------------------------------------------

Standard & Poor's        7.32%          39.81%           18.15%
500 Composite Index

--------------------------------------------------------------------------------

                GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION


                                 [LINE GRAPH]

          Class A    Class Y     Class S     S&P 500

3/1/98    10,000     10,000      10,000      10,000
  5/98    10,410     10,420      10,420      10,435
  8/98     9,140      9,160       9,170       9,192
 11/98    11,120     11,160      11,180      11,215
  2/99    11,840     11,898      11,913      11,974
  5/99    12,452     12,533      12,558      12,631
  8/99    12,655     12,739      12,762      12,851

Hypothetical Investments in MassMutual Indexed Equity Fund Class L and the Standard and Poor's 500 Composite Index.

                      Year To Date
                     7/1/99-8/31/99
Class L                 -3.72%

--------------------------------------------------------------------------------

Standard & Poor's       -3.60%
500 Composite Index

--------------------------------------------------------------------------------

                                 [LINE GRAPH]

           Class L     S&P 500

 7/1/99    10,000      10,000
7/31/99     9,680       9,688
8/31/99     9,628       9,640

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the Standard & Poor's 500 Composite Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors.

--------------------------------------------------------------------------------

MassMutual Indexed Equity Fund -- Financial Statements

--------------------------------------------------------------------------------

Statement of Assets and Liabilities

                                                                            August 31, 1999
                                                                               (Unaudited)
                                                                            ---------------
Assets:
 Investment in S&P 500 Index Master Portfolio, at value (Note 1) ..........   $670,394,155
 Receivable for Fund shares sold .........................................      1,789,376
                                                                             ------------
  Total assets ...........................................................    672,183,531
                                                                             ------------
Liabilities:
 Payables for:
  Fund shares redeemed ...................................................        447,709
  Directors' fees and expenses (Note 3) ..................................            771
  Affiliates (Note 3):
   Administration fees ...................................................        204,808
   Service fees ..........................................................            112
 Accrued expenses ........................................................          3,719
                                                                             ------------
   Total liabilities .....................................................        657,119
                                                                             ------------
 Net assets ..............................................................   $671,526,412
                                                                             ============
Net assets consist of:
 Paid-in capital .........................................................   $605,087,552
 Undistributed net investment income .....................................      3,772,757
 Accumulated net realized gain on investments and closed futures contracts     17,693,939
 Net unrealized appreciation on investments and open futures contracts ...     44,972,164
                                                                             ------------
                                                                             $671,526,412
                                                                             ============
Net assets:
 Class A .................................................................   $    659,310
                                                                             ============
 Class L .................................................................   $     97,276
                                                                             ============
 Class Y .................................................................   $ 17,395,165
                                                                             ============
 Class S .................................................................   $653,374,661
                                                                             ============

Shares outstanding:
 Class A .................................................................         52,361
                                                                             ============
 Class L .................................................................          7,724
                                                                             ============
 Class Y .................................................................      1,381,186
                                                                             ============
 Class S .................................................................     51,712,080
                                                                             ============

Net asset value, offering price and redemption price per share:
 Class A .................................................................   $      12.59
                                                                             ============
 Class L .................................................................   $      12.59
                                                                             ============
 Class Y .................................................................   $      12.59
                                                                             ============
 Class S .................................................................   $      12.63
                                                                             ============

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Statement of Operations


                                                                                                 Six months ended
                                                                                                 August 31, 1999
                                                                                                   (Unaudited)
                                                                                                 ----------------
Net investment income allocated from Master Portfolio:
 Dividends .....................................................................................   $  3,556,192
 Interest ......................................................................................        775,794
 Expenses ......................................................................................       (142,657)
                                                                                                   ------------
  Total net investment income allocated from Master Portfolio ..................................      4,189,329
                                                                                                   ------------
Expenses:
 Audit and legal fees ..........................................................................          9,637
 Directors' fees (Note 3) ......................................................................         10,093
 Miscellaneous .................................................................................          9,198
                                                                                                   ------------
                                                                                                         28,928
 Administration fees (Note 3):
  Class A ......................................................................................            497
  Class L* .....................................................................................             90
  Class Y ......................................................................................         12,055
  Class S ......................................................................................      1,002,888
 Service fees (Note 3):
  Class A ......................................................................................            218
                                                                                                   ------------
 Total expenses ................................................................................      1,044,676
                                                                                                   ------------
 Net investment income .........................................................................      3,144,653
                                                                                                   ------------

Realized and unrealized gain (loss) allocated from Master Portfolio:
  Net realized gain on investment transactions and closed futures contracts ....................     17,366,411
  Net change in unrealized appreciation (depreciation) on investments and open futures contracts      7,393,441
                                                                                                   ------------

  Net realized and unrealized gain allocated from Master Portfolio .............................     24,759,852
                                                                                                   ------------

  Net increase in net assets resulting from operations .........................................   $ 27,904,505
                                                                                                   ============

* For the period from July 1, 1999 (commencement of operations) through August 31, 1999.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Statement of Changes in Net Assets


                                                                            Six months ended
                                                                             August 31, 1999             Year ended
                                                                              (Unaudited)             February 28, 1999
                                                                            ----------------          -----------------
Increase (Decrease) in Net Assets:

Operations:
  Net investment income ...................................................  $   3,144,653                   3,037,136
  Net realized gain on investment transactions and closed futures contracts     17,366,411                   2,030,590
  Net change in unrealized appreciation (depreciation) on investments and
   open futures contracts .................................................      7,393,441                  37,578,723
                                                                             -------------            ----------------
  Net increase in net assets resulting from operations ....................     27,904,505                  42,646,449
                                                                             -------------            ----------------
Distributions to shareholders (Note 2):
  From net investment income:
  Class A .................................................................              -                        (306)
  Class L* ................................................................              -                           -
  Class Y .................................................................         (1,476)                     (5,865)
  Class S .................................................................         (1,960)                 (2,399,425)
                                                                             -------------            ----------------
   Total distributions from net investment income .........................         (3,436)                 (2,405,596)
                                                                             -------------            ----------------
 From net realized gains:
  Class A .................................................................         (1,669)                          -
  Class L* ................................................................           (248)                          -
  Class Y .................................................................        (44,646)                          -
  Class S .................................................................     (1,656,499)                          -
                                                                             -------------            ----------------
   Total distributions from net realized gains ............................     (1,703,062)                          -
                                                                             -------------            ----------------
Net fund share transactions (Note 4):
  Class A .................................................................        543,867                     100,306
  Class L* ................................................................        101,248                           -
  Class Y .................................................................     17,045,318                     806,844
  Class S .................................................................    199,974,033                 386,515,936
                                                                             -------------            ----------------
     Increase in net assets from net fund share transactions ..............    217,664,466                 387,423,086
                                                                             -------------            ----------------

   Total increase in net assets ...........................................    243,862,473                 427,663,939

Net assets:
  Beginning of period .....................................................    427,663,939                           -
                                                                             -------------            ----------------

End of period (including undistributed net investment income
  of $3,772,757 and $631,540, respectively) ...............................  $ 671,526,412                 427,663,939
                                                                             =============            ================

  * For the period from July 1, 1999 (commencement of operations) through August 31, 1999.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                          Class   A            Class L
                                                          ---------            -------
                                                Six months ended             Period ended
                                                     8/31/99     Year ended    8/31/99
                                                   (Unaudited)     2/28/99   (Unaudited)+
                                                   -----------   ----------- ------------
Net asset value, beginning of period                $   11.81    $   10.00   $   13.11
                                                    ---------    ---------   ---------
Income (loss) from investment operations:
  Net investment income                                  0.04 **      0.06 **     0.02 **
  Net realized and unrealized gain (loss)                0.77         1.78       (0.51)
                                                    ---------    ---------   ---------
   Total income (loss) from investment operations        0.81         1.84       (0.49)
                                                    ---------    ---------   ---------
Less distributions to shareholders:
  From net investment income                               --        (0.03)         --
  From net realized gains                               (0.03)          --       (0.03)
                                                    ---------    ---------   ---------
                                                        (0.03)       (0.03)      (0.03)
                                                    ---------    ---------   ---------
Net asset value, end of period                      $   12.59    $   11.81   $   12.59
                                                    =========    =========   =========
Total Return@                                           6.88%       18.40%      (3.72%)
Ratios / Supplemental Data:
  Net assets, end of period (000's)                      $659         $118         $97
  Net expenses to average daily net assets              0.88% *      1.09%       0.59% *
  Net investment income to average daily net assets     0.67% *      0.57%       0.88% *


                                                               Class Y                             Class S
                                                               -------                             -------
                                               Six months ended                     Six months ended
                                                   8/31/99              Year ended       8/31/99           Year ended
                                                 (Unaudited)              2/28/99      (Unaudited)           02/28/99
                                                 -----------            ----------     -----------         ----------
Net asset value, beginning of period            $       11.79           $   10.00      $    11.82           $    10.00
                                                -------------           ---------      ----------           ----------
Income (loss) from investment operations:
 Net investment income                                   0.07  **            0.12  **        0.07 **              0.13 **
 Net realized and unrealized gain                        0.76                1.78            0.77                 1.78
                                                -------------           ---------      ----------           ----------
  Total income from investment operations                0.83                1.90            0.84                 1.91
                                                -------------           ---------      ----------           ----------
Less distributions to shareholders:
 From net investment income                              0.00  ***          (0.11)           0.00 ***            (0.09)
 From net realized gains                                (0.03)                  -           (0.03)                   -
                                                -------------           ---------      ----------           ----------
                                                        (0.03)              (0.11)          (0.03)               (0.09)
                                                -------------           ---------      ----------           ----------
Net asset value, end of period                  $       12.59           $   11.79      $    12.63           $    11.82
                                                =============           =========      ==========           ==========
Total Return@                                           7.07%              18.98%           7.13%               19.13%
Ratios / Supplemental Data:
 Net assets, end of period (000's)                    $17,395                $859        $653,375             $426,687
 Net expenses to average daily net assets               0.44% *             0.52%         0.4154% *            0.4254%
 Net investment income to average daily net assets      1.10% *             1.09%           1.10% *              1.23%

*    Annualized
+ For the period from July 1, 1999 (commencement of operations) through August 31, 1999.
** Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
***  Net investment income is less than $0.01 per share.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

MassMutual Indexed Equity Fund - Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------

1. The Fund         MassMutual Indexed Equity Fund (the "Fund") commenced
                    operations on March 1, 1998 and is a series of MassMutual
                    Institutional Funds (the "Trust"), an open-end, management investment company registered under the Investment Company
                    Act of 1940, as amended (the "1940 Act"). The Fund seeks to achieve its investment objective by investing all of its assets in the S&P 500 Index(R) Master Portfolio (the
                    "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end, management investment company. The Master
                    Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as investment adviser for the Master Portfolio. The financial statements for the Master Portfolio, including its Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements. Only information with respect to the Fund and the Master Portfolio is included in this report. The other series of the Trust are reported in a separate report and are not included herein.

                    The Fund has four classes of shares: Class A, Class L, Class Y, and Class S. Class L commenced operations on July 1, 1999. The principal economic difference among the Classes is the level of service and administration fees borne by the Classes. These classes of shares are offered to different types of investors, as outlined in the Fund's Prospectus.

2. Significant      The value of the Fund's investment in the Master Portfolio
    Accounting      reflects the Fund's proportionate interest in the net assets
      Policies      of the Master Portfolio (15.4% at August 31,1999). The
                    performance of the Fund is directly affected by the performance of the Master Portfolio. The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the financial statements in accordance with generally accepted accounting principles. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Investment     Valuation of securities by the Master Portfolio is discussed
      Valuation     in Note 1 of the Master Portfolio's Notes to Financial
                    Statements which are included elsewhere in this report.

 Accounting for     The Fund earns income daily, net of Master Portfolio
    Investments     expenses, based on its investment in the Master Portfolio.
                    All the net investment income, realized and unrealized gain or loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in Master Portfolio at the time of such determination.

  Federal Taxes     The Fund's policy is to comply with the provisions of
                    Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Fund will not be subject to federal income taxes on its ordinary income and net realized capital gain to the extent they are distributed to their shareholders. Therefore, no Federal income tax provision is required.

  Dividends and     Dividends from net investment income and distributions of
  Distributions     any realized capital gains of the Fund are declared and paid
to Shareholders     annually and at other times as may be required to satisfy
                    tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3. Administration
   Fees and other
   Transactions
   with Affiliates

    Administration  Under an administrative and shareholder services agreement
              Fees between the Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

                                      Class A   .5345%
                                      Class L   .5345%
                                      Class Y   .3845%
                                      Class S   .3545%

                    Prior to April 6, 1999, MassMutual received an administrative services fee at the following annual rates:

                                      Class A   .7688%
                                      Class Y   .3888%
                                      Class S   .3588%

      Distribution  MML Distributors, LLC (the "Distributor") acts as and Service  distributor to the Fund. The Distributor is a majority-owned
              Fees subsidiary of MassMutual. The Fund has adopted a Rule 12b-1 Plan for Class A shares of the Fund. Under the Plan, the Fund is permitted to pay distribution and service fees at the annual rate of .25%, in the aggregate, of the Fund's average daily net assets attributable to Class A shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class A shares and for related expenses. Service fees may be paid to brokers or other financial intermediaries for providing personal services to Class A shareholders and/or maintaining Class A shareholder accounts and for related expenses.

             Other Certain officers and directors of the Fund are also officers of MassMutual. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                    At August 31, 1999, MassMutual or separate investment accounts thereof owned 100% of the outstanding shares of Class L and 19.34%, 88.16% and 98.64% of the outstanding shares of Class A, Class Y and Class S, respectively.

--------------------------------------------------------------------------------
MassMutual Indexed Equity Fund - Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

4. Shares of        The Fund is authorized to issue an unlimited number of
   Beneficial       shares. Changes in shares outstanding were as follows:
   Interest


                                                 Class A

                                Six Months Ended            Year Ended
                                August 31, 1999          February 28, 1999
                              -----------------------  -----------------------
                               Shares       Amount       Shares       Amount
                              --------    -----------  ----------  -----------
   Sold                         42,203  $    542,198      10,000  $    100,000

   Issued as
   reinvestment of
   dividends                       132         1,669          26           306



   Redeemed                          -             -           -             -
                              --------   -----------  ----------   -----------
   Net increase                 42,335  $    543,867      10,026  $    100,306
                              ========   ===========  ==========   ===========

                                                  Class L

                                           Period from July 1, 1999
                                         (commencement of operations)
                                              to August 31, 1999

                               --------------------------------------------
                                      Shares                  Amount
                               ---------------------    -------------------
   Sold                                        7,704   $            101,000

   Issued as reinvestment
   of dividends                                   20                    248

   Redeemed                                        -                      -
                               ---------------------    -------------------

   Net increase                                7,724   $            101,248
                               =====================    ===================

--------------------------------------------------------------------------------
MassMutual Indexed Equity Fund - Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                                         Class Y

                     Six Months Ended                  Year Ended
                     August 31, 1999               February 28, 1999
               -----------------------------  --------------------------------
                  Shares          Amount          Shares           Amount
               ------------  ---------------  --------------   ---------------
Sold             1,357,153  $    17,670,600          72,879   $       807,017

Issued as
reinvestment
of dividends         3,652           46,122             497             5,865



Redeemed           (52,471)        (671,404)           (524)           (6,038)
               ------------  ---------------  --------------   ---------------

Net increase     1,308,334  $    17,045,318          72,852   $       806,844
               ============  ===============  ==============   ===============

                                         Class S


                    Six Months Ended                      Year Ended
                    August 31, 1999                   February 28, 1999
               -----------------------------  --------------------------------
                  Shares          Amount          Shares           Amount
               ------------  ---------------  --------------   ---------------
Sold            24,403,404  $   311,861,253      46,076,164   $   493,701,831

Issued as
reinvestment
of dividends       130,897        1,658,459         202,483         2,399,425



Redeemed        (8,908,170)    (113,545,679)    (10,192,698)     (109,585,320)
               ------------  ---------------  --------------   ---------------

Net increase    15,626,131  $   199,974,033      36,085,949   $   386,515,936
               ============  ===============  ==============   ===============

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Security Name                            Shares         Value
-------------                            ------         -----

COMMON  STOCKS--95.87%
ADVERTISING--0.12%
Omnicom Group                            68,759   $  5,182,710
                                                   -----------
        TOTAL ADVERTISING
                   -VALUE                         $  5,182,710
                   - COST                         $  3,464,154

AEROSPACE & DEFENSE--1.47%
Allied Signal Inc                       212,485   $ 13,014,706
Boeing Co                               374,457     16,967,583
Briggs & Stratton Corp                    9,122        555,302
General Dynamics Corp                    71,266      4,489,758
Lockheed Martin Corp                    151,773      5,615,601
Northrop Grumman Corp                    26,579      1,926,977
Rockwell International Corp              73,375      4,338,297
Textron Inc                              58,104      4,691,898
United Technologies Corp                185,408     12,260,104
                                                   -----------
TOTAL AEROSPACE & DEFENSE
                   -VALUE                         $ 63,860,226
                   - COST                         $ 47,536,525

AIRLINES--0.35%
AMR Corp+                                59,167   $  3,468,665
Delta Air Lines Inc                      54,057      2,746,771
FDX Corp+                               114,517      4,859,815
Southwest Airlines Co                   194,017      3,237,659
USAirways Group Inc+                     28,645        882,624
                                                   -----------
           TOTAL AIRLINES
                   -VALUE                         $ 15,195,534
                   - COST                         $ 13,249,747

APPAREL--0.19%
Liz Claiborne Inc                        24,521   $    901,147
Nike Inc Class B                        108,262      5,007,117
Reebok International Ltd+                22,146        261,600
Russell Corp                             13,707        229,592
VF Corp                                  46,340      1,668,240
                                                   -----------
            TOTAL APPAREL
                   -VALUE                         $  8,067,696
                   - COST                         $  8,047,996

AUTO PARTS & EQUIPMENT--0.71%
Cooper Tire & Rubber Co                  29,617   $    562,723
Dana Corp                                64,030      2,789,307
Delphi Automotive Systems Corp          216,361      4,056,769
Deluxe Corp                              30,344      1,033,593
Eaton Corp                               27,696      2,714,208
Genuine Parts Co                         69,138      1,996,360
Goodyear Tire & Rubber Co                60,125      3,374,516
Illinois Tool Works Inc                  96,386      7,512,084
ITT Industries Inc                       34,073      1,152,093
Navistar International Corp+             25,666      1,248,009
PACCAR Inc                               30,273      1,668,799
The Pep Boys - Manny Moe & Jack          20,775        302,536
TRW Inc                                  46,477      2,532,996
                                                   -----------
       TOTAL AUTO PARTS &
                EQUIPMENT
                   -VALUE                         $ 30,943,993
                   - COST                         $ 21,969,352

AUTOMOBILES--0.94%
Ford Motor Co                           465,310   $ 24,254,284
General Motors Corp Class A             249,229     16,480,268
                                                   -----------
        TOTAL AUTOMOBILES
                   -VALUE                         $ 40,734,552
                   - COST                         $ 32,553,058

BANK & FINANCE--10.85%
American Express Corp                   173,157   $ 23,809,087
Amsouth Bancorp                          65,402      1,430,669
Associates First Capital Corp           279,960      9,606,128
Bank of America Corp                    670,365     40,557,083
Bank of New York Inc                    292,766     10,466,384
Bank One Corp                           453,801     18,208,765
BankBoston Corp                         114,237      5,304,881
BB&T Corp                               120,484      4,036,214
Bear Stearns Co Inc                      44,952      1,871,127
Capital One Financial Corp               76,100      2,872,775
Chase Manhattan                         324,785     27,180,445
Citigroup Inc                         1,298,214     57,689,385
Comerica Inc                             60,198      3,134,058
Countrywide Credit Industries Inc        43,374      1,393,390
Equifax Inc                              55,846      1,703,303

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1999 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

Security Name                            Shares         Value
-------------                            ------         -----

COMMON STOCKS(Continued)
Federal Home Loan Mortgage Corp         267,231   $13,762,396
Federal National Mortgage Assoc         393,853    24,468,118
Fifth Third Bancorp                     103,358     6,847,468
First Union Corp                        372,082    15,441,403
Firstar Corp                            254,506     6,823,942
Fleet Financial Group Inc               219,376     8,733,907
Franklin Resources Inc                   97,131     3,490,645
Golden West Financial                    21,678     1,968,633
Household International Inc             184,416     6,961,704
Huntington Bancshares Inc                89,157     2,669,138
Keycorp                                 172,399     4,999,571
Lehman Brothers Holdings                 45,325     2,436,219
MBNA Corp                               308,345     7,612,267
Mellon Bank Corp                        200,463     6,690,453
Mercantile Bancorp                       60,892     3,360,477
Merrill Lynch & Co Inc                  141,507    10,559,960
MGIC Investment Corp                     42,161     1,831,368
Morgan (J P) & Co Inc                    68,179     8,807,875
Morgan Stanley Dean Witter              219,287    18,817,566
National City Corp                      241,944     6,683,703
Northern Trust Corp                      43,013     3,648,040
Paine Webber Group Inc                   55,154     2,164,794
PNC Bank Corp                           116,945     6,117,685
Regions Financial Corp                   85,833     3,030,978
Republic New York Corp                   40,554     2,813,434
Ryder System Inc                         27,690       610,911
Schwab (Charles) Corp                   313,908    12,399,366
SLM Holding Corp                         62,784     2,774,268
State Street Boston Corp                 62,052     3,715,364
Summit Bancorp                           66,056     2,204,619
SunTrust Banks Inc                      123,742     7,958,157
Synovus Financial Corp                  103,581     1,955,091
U.S. Bancorp                            279,559     8,631,384
Union Planters Corp                      53,845     2,271,586
Wachovia Corp                            78,040     6,116,385
Washington Mutual Inc                   228,802     7,264,464
Wells Fargo & Co                        635,204    25,289,059
                                                 ------------
    TOTAL BANK & FINANCE
                 - VALUE                         $471,196,092
                  - COST                         $368,598,868

BASIC INDUSTRIES--1.37%
Alcoa Inc                               142,129  $  9,176,204
ASARCO Inc                               15,737       328,510
Avery-Dennison Corp                      43,853     2,406,433
Baker Hughes Inc                        126,058     4,285,972
Bemis Co                                 20,358       772,332
Boise Cascade Corp                       22,043       801,814
Champion International Corp              36,981     2,033,955
Cyprus Amax Minerals                     35,572       602,501
Dover Corp                               82,213     3,180,615
Fort James Corp                          85,088     2,744,088
Georgia-Pacific Corp                     66,229     2,740,225
Homestake Mining Co                      92,085       782,722
Ikon Office Solutions Inc                53,983       600,561
Inco Ltd                                 70,437     1,443,958
Louisiana-Pacific Corp                   41,771       772,763
Mead Corp                                39,296     1,466,232
Minnesota Mining & Manufacturing Co     154,761    14,624,914
NACCO Industries Inc Class A              3,027       235,728
Newmont Mining Corp                      64,155     1,311,168
Potlatch Corp                            11,371       439,205
Sealed Air Corp+                         32,207     1,892,161
Westvaco Corp                            38,863     1,017,725
Weyerhauser Co                           77,245     4,345,031
Willamette Industries Inc                42,972     1,702,766
                                                 ------------
  TOTAL BASIC INDUSTRIES
                 - VALUE                         $ 59,707,583
                  - COST                         $ 49,359,697

BEVERAGES--2.40%
Anheuser-Busch Inc                      182,844  $ 14,078,988
Coca-Cola Co                            948,081    56,707,095
Coca-Cola Enterprises Co                163,218     4,641,512
Coors (Adolph) Co Class B                14,382       820,673
Diageo PLC ADR (UK)                          17           704
Pepsico Inc                             567,584    19,368,804
Seagrams Co Ltd                         164,617     8,734,990
                                                 ------------
         TOTAL BEVERAGES
                 - VALUE                         $104,352,766
                  - COST                         $ 86,249,234

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1999 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

Security Name                               Shares          Value
-------------                               ------          -----

COMMON STOCKS (Continued)
BROADCASTING--0.94%
Clear Channel Communications Inc+          127,745   $  8,950,134
Kingworld Productions+                      27,521      1,049,238
MediaOne Group Inc+                        232,765     15,304,299
Tribune Co                                  45,611      4,256,076
Viacom Inc Class B+                        265,469     11,166,290
                                                      -----------
      TOTAL BROADCASTING
                 - VALUE                             $ 40,726,037
                  - COST                             $ 24,527,058

BUILDING MATERIALS & SERVICES--0.47%
Cooper Industries Inc                       36,420   $  1,889,288
Corning Inc                                 93,893      6,243,884
Danaher Corp                                51,856      3,046,540
Owens Corning Fiberglass Corp               20,986        590,231
Owens Illinois Inc+                         60,369      1,494,133
PPG Industries Inc                          66,894      4,017,821
Snap-On Inc                                 23,453        793,005
Stanley Works                               34,452        908,672
Vulcan Materials Co                         32,120      1,369,115
                                                      -----------
TOTAL BUILDING MATERIALS
              & SERVICES
                 - VALUE                             $ 20,352,689
                  - COST                             $ 17,600,534

BUSINESS SERVICES--0.38%
Cendant Corp+                              276,369   $  4,957,369
Dun & Bradstreet Corp                       63,376      1,659,659
Ecolab Inc                                  50,020      1,878,876
Paychex Inc                                 94,861      2,792,471
Waste Management Inc                       234,418      5,113,243
                                                      -----------
 TOTAL BUSINESS SERVICES
                 - VALUE                             $ 16,401,618
                  - COST                             $ 23,325,867

CHEMICALS--1.57%
Air Products & Chemicals Inc                88,409   $  3,005,906
Clorox Co                                   90,512      4,095,668
Dow Chemical Co                             84,458      9,596,540
Du Pont (E I) De Nemours                   375,155     23,775,452
Eastman Chemical Co                         30,282      1,406,220
FMC Corp+                                   12,392        721,834
Goodrich (B F) Co                           34,653      1,279,995
Grace (W R) Co+                             27,178        519,779
Great Lakes Chemical Corp                   22,691        934,586
Hercules Inc                                38,616      1,257,434
International Flavor & Fragrances           40,998      1,670,668
Monsanto Co                                242,852      9,972,110
Praxair Inc                                 60,801      2,857,647
Rohm & Haas Co                              81,296      3,038,438
Sigma-Aldrich Corp                          39,041      1,259,072
Union Carbide Corp                          51,317      2,918,654
                                                      -----------
         TOTAL CHEMICALS
                 - VALUE                             $ 68,310,003
                  - COST                             $ 58,101,063

COMPUTER SOFTWARE--7.66%
3Com Corp+                                 139,468   $  3,460,550
Adobe Systems Inc                           23,548      2,345,970
America Online Inc+                        417,436     38,117,125
Autodesk Inc                                20,332        467,636
Automatic Data Processing                  237,977      9,355,471
BMC Software Inc+                           90,534      4,871,861
Ceridian Corp+                              55,853      1,563,884
Computer Associates International Inc      206,276     11,654,594
Computer Sciences Corp+                     61,171      4,232,269
Compuware Corp+                            141,575      4,273,795
Electronic Data Systems Corp               189,288     10,623,789
First Data Corp                            166,183      7,312,052
IMS Health Inc                             122,063      3,371,990
Microsoft Corp+                          1,959,084    181,337,713
Novell Inc+                                129,664      3,071,416
Oracle Systems Corp+                       553,231     20,192,932
Parametric Technology Corp+                104,783      1,466,962
Peoplesoft Inc+                             90,560      1,279,160
Sun Microsystems Inc+                      297,468     23,648,706
                                                      -----------
TOTAL COMPUTER SOFTWARE
                - VALUE                              $332,647,875
                 - COST                              $195,303,039

COMPUTER SYSTEMS--7.32%
Apple Computer Inc+                         60,296    $ 3,934,314
Cabletron Systems Inc+                      62,807      1,055,943
Cisco Systems Inc+                       1,227,206     83,219,907
Compaq Computer Corp                       653,442     15,151,686

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1999 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

Security Name                               Shares          Value
-------------                               ------          -----

COMMON STOCKS (Continued)
Data General Corp+                          19,257   $    355,051
Dell Computer Corp+                        974,506     47,568,074
EMC Corp+                                  389,059     23,343,540
Gateway Inc+                                60,319      5,847,173
Harris Corp                                 31,034        814,642
Hewlett-Packard Co                         390,024     41,098,779
International Business Machine Corp        697,229     86,848,587
Seagate Technology Inc+                     85,966      2,852,997
Shared Medical System Corp                  10,340        580,979
Silicon Graphics Inc+                       73,128        836,402
Unisys Corp+                               103,275      4,440,825
                                                      -----------
TOTAL COMPUTER SYSTEMS
                -VALUE                               $317,948,899
                - COST                               $146,570,322

CONTAINER & PACKAGING--0.29%
Ball Corp                                   11,780   $    529,364
Crown Cork & Seal Co                        47,391      1,258,823
International Paper Co                     157,917      7,431,969
Temple-Inland Inc                           21,587      1,338,394
Tenneco Inc                                 65,875      1,325,734
Tupperware Corp                             22,621        510,386
                                                      -----------
     TOTAL CONTAINER &
             PACKAGING
                -VALUE                               $ 12,394,670
                - COST                               $ 13,330,694

ELECTRICAL EQUIPMENT--3.90%
General Electric Co                      1,256,906   $141,166,255
Grainger (W W) Inc                          36,123      1,573,608
Masco Corp                                 129,783      3,674,481
Motorola Inc                               231,748     21,378,753
National Service Industries Inc             15,998        511,936
Thomas & Betts Corp                         21,793        980,685
                                                      -----------
      TOTAL ELECTRICAL
             EQUIPMENT
                -VALUE                               $169,285,718
                - COST                               $101,065,305

ELECTRONICS--5.27%
Advanced Micro Devices+                     55,827   $  1,154,921
Applied Materials Inc+                     143,428     10,192,352
CBS Corp+                                  273,701     12,863,947
EG&G Inc                                    17,648        561,427
Emerson Electric Co                        167,372     10,481,672
General Instrument Corp+                    65,466      3,220,109
Honeywell Inc                               48,534      5,508,609
Intel Corp                               1,274,695    104,763,995
Johnson Controls Inc                        32,858      2,246,666
KLA Instruments Corp+                       33,808      2,123,565
Lexmark International Group Class A+        43,375      3,415,781
LSI Logic Corp+                             55,154      3,129,989
Micron Technology Inc+                      95,676      7,133,813
National Semiconductor+                     64,661      1,822,632
Pitney Bowes Inc                           103,383      6,099,597
Raytheon Co Class B                        129,293      8,808,086
Solectron Corp+                             97,952      7,664,744
Tektronix Inc                               18,410        612,133
Texas Instruments Inc                      301,213     24,718,292
Xerox Corp                                 254,226     12,139,291
                                                      -----------
     TOTAL ELECTRONICS
                -VALUE                               $228,661,621
                - COST                               $120,465,061

ENERGY & RELATED--6.71%
Amerada Hess Corp                           34,891   $  2,165,423
Anadarko Petroleum Corp                     46,745      1,589,330
Apache Corp                                 41,497      1,888,113
Ashland Inc                                 28,437      1,096,602
Atlantic Richfield Corp                    123,780     10,884,904
Burlington Resources Inc                    68,378      2,859,055
Chevron Corp                               251,821     23,230,487
Coastal Corp                                82,200      3,560,288
Columbia Gas System Inc                     32,522      1,920,831
Conoco Inc Class B                         243,868      6,553,947
Consolidated Natural Gas Co                 36,921      2,351,406
Eastern Enterprises                          8,432        378,913

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1999 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

Security Name                               Shares          Value
-------------                               ------          -----

COMMON STOCKS (Continued)
Enron Corp                                 271,940   $ 11,387,487
Exxon Corp                                 932,704     73,567,028
Halliburton Co                             169,538      7,862,325
Helmerich & Payne Inc                       19,470        536,642
Kerr-McGee Corp                             32,874      1,840,944
Mobil Corp                                 300,646     30,778,634
NICOR Inc                                   18,445        713,591
Occidental Petroleum Corp                  134,284      2,912,284
ONEOK Inc                                   12,234        380,019
Peoples Energy Corp                         13,909        506,809
Phillips Petroleum Co                       97,217      4,958,067
Rowan Co Inc+                               32,475        604,847
Royal Dutch Petroleum Corp                 823,814     50,973,491
Schlumberger Ltd                           210,312     14,038,326
Sonat Offshore Drilling Co                  42,557      1,537,372
Sunoco Inc                                  35,137      1,144,149
Texaco Inc                                 206,300     13,100,050
Union Pacific Resources Group               97,483      1,748,601
Unocal Corp                                 93,353      3,909,157
USX - Marathon Group                       118,917      3,701,292
Williams Co Inc                            166,340      6,861,525
                                                      -----------
TOTAL ENERGY & RELATED
                -VALUE                               $291,541,939
                 -COST                               $204,943,461

ENGINEERING & CONSTRUCTION--0.09%
Armstrong World Industries Inc              15,543   $    754,807
Centex Corp                                 23,215        652,922
Fleetwood Enterprises Inc                   13,708        279,301
Fluor Corp                                  29,408      1,216,770
Foster Wheeler Corp                         15,952        206,379
Kaufman & Broad Home Corp                   17,979        367,446
Pulte Corp                                  17,087        395,137
                                                      -----------
   TOTAL ENGINEERING &
          CONSTRUCTION
                -VALUE                               $  3,872,762
                - COST                               $  4,511,394

ENTERTAINMENT & LEISURE--1.33%
Brunswick Corp                              35,682   $    912,121
Disney (Walt) Co                           791,454     21,962,848
Harrah's Entertainment Inc+                 48,115      1,082,587
Hasbro Inc                                  75,482      1,844,591
Mattel Inc                                 159,572      3,400,878
Mirage Resorts Inc+                         73,225        956,502
Polaroid Corp                               17,470        473,874
Time Warner Inc                            458,370     27,187,071
                                                      -----------
 TOTAL ENTERTAINMENT &
               LEISURE
                -VALUE                               $ 57,820,472
                - COST                               $ 48,565,248

ENVIRONMENTAL CONTROL--0.01%
Allied Waste Industries Inc+                50,915   $    649,166
                                                      -----------
   TOTAL ENVIRONMENTAL
              CONTROL
               -VALUE                                $    649,166
               - COST                                $    910,968

FOOD & RELATED--3.24%
Albertson's Inc                            161,736   $  7,753,220
Archer-Daniels-Midland Co                  238,053      3,094,692
Bestfoods                                  107,572      5,284,475
Brown-Forman Corp Class B                   26,460      1,554,525
Campbell Soup Co                           167,791      7,414,265
ConAgra Inc                                187,991      4,605,779
Darden Restaurants Inc                      51,880        810,625
General Mills Inc                           58,793      4,923,914
Great Atlantic & Pacific Tea Co             14,838        521,185
Heinz (H J) Co                             138,292      6,456,508
Hershey Foods Corp                          53,845      2,884,073
Kellogg Co                                 155,909      5,544,514
Kroger Co+                                 317,760      7,348,200
McDonald's Corp                            521,848     21,591,461
Nabisco Group Holdings Corp                125,413      2,226,081
Pioneer Hi Bred International Inc           92,295      3,611,042
Quaker Oats Co                              51,978      3,472,780
Ralston-Purina Group                       124,496      3,423,640
Safeway Inc+                               190,959      8,891,528
Sara Lee Corp                              347,557      7,711,421

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1999 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

Security Name                               Shares          Value
-------------                               ------          -----

COMMON STOCKS (Continued)
Super Value Inc                             46,279   $   1,041,277
Sysco Corp                                 127,462       4,158,448
Tricon Global Restaurants+                  59,212       2,405,488
Unilever NV                                219,729      15,133,835
UST Inc                                     68,036       2,155,891
Wendy's International Inc                   47,843       1,339,604
Winn-Dixie Stores Inc                       57,358       1,950,172
Wrigley (W M) Jr Co                         44,737       3,503,466
                                                       -----------
    TOTAL FOOD & RELATED
                  -VALUE                             $ 140,812,109
                  - COST                             $ 121,146,498

FURNITURE & APPLIANCES--0.20%
Maytag Corp                                 34,101   $   2,135,575
Newell Rubbermaid Inc                      108,510       4,448,910
Whirlpool Corp                              29,131       2,059,198
                                                       -----------
       TOTAL FURNITURE &
              APPLIANCES
                  -VALUE                             $   8,643,683
                  - COST                             $   6,783,340

HEALTHCARE--0.40%
Cardinal Health Inc                        104,862   $   6,684,953
HCR Manor Care Inc+                         42,886         838,957
Healthsouth Corp+                          160,259       1,312,121
McKesson HBOC Inc                          105,816       3,293,523
St Jude Medical Inc+                        32,653       1,183,671
United Healthcare Corp                      66,713       4,056,984
                                                       -----------
        TOTAL HEALTHCARE
                  -VALUE                             $  17,370,209
                  - COST                             $  22,445,162

HOSPITAL & MEDICAL SUPPLIES--2.48%
Bard (C R) Inc                              19,978   $     931,474
Bausch & Lomb Inc                           21,821       1,441,550
Baxter International Inc                   112,181       7,523,138
Becton Dickinson & Co                       96,061       2,701,716
Biomet Inc                                  43,468       1,553,981
Boston Scientific Corp+                    152,221       5,166,000
Columbia/HCA Healthcare Corp               218,746       5,386,620
Guidant Corp                               116,221       6,820,720
Johnson & Johnson                          516,857      52,848,628
Mallinckrodt Group Inc                      27,624         885,695
Medtronic Inc                              224,528      17,569,316
PE Corp-Celera Genomics Group+                   1              14
PE Corp-PE Biosystems Group                 38,586       2,655,199
Tenet Healthcare Corp+                     119,943       2,091,506
                                                       -----------
TOTAL HOSPITAL & MEDICAL
                SUPPLIES
                  -VALUE                             $ 107,575,557
                  - COST                             $  71,203,180

HOUSEHOLD PRODUCTS--2.28%
Alberto-Culver Co Class B                   21,777   $     553,952
Avon Products Inc                          100,873       4,425,803
Colgate-Palmolive Co                       224,734      12,023,269
Gillette Co                                426,333      19,877,776
Kimberly-Clark Corp                        204,651      11,652,316
Procter & Gamble Co                        510,391      50,656,307
                                                       -----------
TOTAL HOUSEHOLD PRODUCTS
                  -VALUE                             $  99,189,423
                  - COST                             $  67,996,257

INSURANCE--3.28%
Aetna Inc                                   54,289   $   4,220,970
AFLAC Corp                                 102,592       4,610,228
Allstate Corp                              310,289      10,181,358
American General Corp                       96,513       6,852,423
American International Group Inc           594,915      55,141,184
Aon Corp                                    98,712       3,294,496
Chubb Corp                                  63,769       3,646,790
CIGNA Corp                                  78,247       7,027,559
Cincinnati Financial Corp                   63,724       2,525,064
Conseco Inc                                123,646       2,967,504
Hartford Financial Services Group           87,372       3,969,965
Humana Inc+                                 64,704         586,380
Jefferson-Pilot Corp                        40,814       2,724,335
Lincoln National Corp                       77,137       3,615,797
Loews Corp                                  42,103       3,305,085
Marsh & McLennan Companies Inc             101,285       7,374,814
MBIA Inc                                    38,539       1,999,211
Progressive Corp Ohio                       28,125       2,868,750
Providian Financial Corp                    54,779       4,252,220
SAFECO Corp                                 52,652       1,875,728

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1999 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

Security Name                               Shares           Value
-------------                               ------           -----

COMMON STOCKS (Continued)
St Paul Co                                  87,313    $   2,799,473
Torchmark Corp                              51,586        1,470,201
Unumprovident Corp                          91,680        3,306,210
Wellpoint Health Networks+                  25,355        1,847,746
                                                        -----------
         TOTAL INSURANCE
                  -VALUE                              $ 142,463,491
                  - COST                              $ 113,506,068

LODGING--0.10%
Hilton Hotels Corp                         100,112    $   1,226,372
Marriott International                      96,163        3,293,583
                                                        -----------
          TOTAL LODGING
                 -VALUE                               $   4,519,955
                 - COST                               $   3,933,445

MACHINERY--0.55%
Black & Decker Corp                         33,627    $   1,769,621
Case Corp                                   28,728        1,418,445
Caterpillar Inc                            136,878        7,750,717
Cummins Engine Co Inc                       15,900          942,075
Deere & Co                                  89,327        3,472,587
Ingersoll-Rand Co                           63,926        4,067,292
McDermott International Inc                 23,106          521,329
Milacron Inc                                14,859          267,462
Pall Corp                                   48,399          961,930
Parker Hannifin Corp                        41,881        1,832,294
Thermo Electron Corp+                       61,303          973,185
                                                        -----------
        TOTAL MACHINERY
                 -VALUE                               $  23,976,937
                 - COST                               $  20,007,879

MANUFACTURING--0.74%
Tyco International Ltd                     319,239    $  32,342,901
                                                        -----------
    TOTAL MANUFACTURING
                 -VALUE                               $  32,342,901
                 - COST                               $  18,191,587

METAL FABRICATORS--0.41%
Alcan Aluminum Ltd                          87,215    $   2,867,193
Allegheny Teledyne Inc                      74,541        1,392,985
Barrick Gold Corp                          147,998        2,867,461
Bethlehem Steel Corp+                       50,451          387,842
Crane Co                                    26,543          638,691
Engelhard Corp                              48,653          970,019
Freeport McMoRan Inc                        63,424        1,018,748
Nucor Corp                                  33,744        1,571,205
Phelps Dodge Corp                           22,501        1,258,650
Placer Dome Inc                            120,056        1,245,581
Reynolds Metals Co                          24,983        1,581,736
Timken Co                                   24,501          430,299
USX - U.S. Steel Group                      34,183          922,941
Worthington Industries Inc                  36,040          540,600
                                                        -----------
TOTAL METAL FABRICATORS
                 -VALUE                               $  17,693,951
                 - COST                               $  19,735,825

PHARMACEUTICALS--7.72%
Abbott Laboratories                        584,310    $  25,344,446
Allergan Inc                                25,530        2,549,809
ALZA Corp+                                  37,839        1,906,140
American Home Products Corp                503,263       20,885,414
Amgen Inc+                                 196,816       16,372,631
Bristol-Myers Squibb Co                    762,998       53,695,984
Lilly (Eli) & Co                           422,994       31,565,927
Merck & Co Inc                             906,918       60,933,553
Millipore Corp                              17,225          650,244
Pfizer Inc                               1,491,826       56,316,431
Pharmacia and Upjohn Inc                   194,916       10,184,361
Schering-Plough Corp                       565,744       29,736,919
SouthTrust Corp                             63,289        2,234,893
Warner Lambert Co                          326,913       21,657,986
Watson Pharmaceutical Inc+                  35,421        1,270,728
                                                        -----------
  TOTAL PHARMACEUTICALS
                 -VALUE                               $ 335,305,466
                 - COST                               $ 219,833,681

PUBLISHING--0.82%
American Greetings Corp Class A             26,270    $     727,351
Comcast Corp Class A                       284,668        9,287,294
Donnelley (R R) & Sons Co                   50,585        1,587,104
Dow Jones & Co Inc                          35,006        1,759,051
Gannett Co Inc                             107,440        7,299,205

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1999 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

Security Name                                            Shares         Value
-------------                                            ------         -----

COMMON STOCKS (Continued)
Interpublic Group Co Inc                                 107,953  $   4,277,638
Knight-Ridder Inc                                         30,498      1,644,986
McGraw-Hill Inc                                           76,195      3,938,329
Meredith Corp                                             20,197        700,583
New York Times Co Class A                                 68,064      2,658,750
Times Mirror Co Class A                                   27,821      1,606,663
                                                                  -------------
               TOTAL PUBLISHING
                        - VALUE                                   $  35,486,954
                         - COST                                   $  24,459,043

RETAIL & RELATED--5.37%
AutoZone Inc+                                             57,916  $   1,379,115
Best Buy Co Inc+                                          78,658      5,525,724
Circuit City Stores Inc                                   77,413      3,328,759
Consolidated Stores Corp+                                 42,302        682,120
Costco Wholesale Corp+                                    84,538      6,319,215
CVS Corp                                                 150,314      6,266,215
Dayton-Hudson Corp                                       170,194      9,871,252
Dillards Inc Class A                                      41,422        973,417
Dollar General Corp                                       85,424      2,221,024
Eastman Kodak Co                                         123,771      9,089,433
Federated Department Stores Inc+                          80,067      3,683,082
Gap Inc                                                  330,368     12,925,648
Harcourt General Inc                                      27,581      1,208,393
Home Depot Inc                                           569,324     34,799,930
Jostens Inc                                               13,796        277,645
K Mart Corp+                                             190,959      2,398,922
Kohls Corp+                                               62,454      4,449,848
Limited Inc                                               82,098      3,109,462
Longs Drug Stores Corp                                    15,054        473,260
Lowe's Co Inc                                            142,840      6,463,510
May Department Stores Co                                 128,623      5,024,336
Nordstrom Inc                                             54,895      1,554,215
Office Depot Inc+                                        142,549      1,487,855
Penney (J C) Co Inc                                      101,249      3,670,276
Rite Aid Corp                                            100,031      1,850,574
Sears Roebuck & Co                                       146,604      5,497,650
Sherwin Williams Co                                       65,777      1,603,314
Staples Inc+                                             178,979      3,892,793
Tandy Corp                                                74,595      3,524,614
TJX Companies Inc                                        123,913      3,577,988
Toys R Us Inc+                                            96,145      1,328,003
Walgreen Co                                              385,178      8,931,315
WalMart Stores Inc                                     1,709,610     75,757,093
                                                                  -------------
        TOTAL RETAIL &  RELATED
                        - VALUE                                   $ 233,146,000
                         - COST                                   $ 164,590,235

SERVICES--0.20%
Block (H R) Inc                                           37,527  $   2,087,439
CMS Energy Corp                                           43,993      1,740,473
Public Service Enterprise Group                           84,643      3,470,363
Service Corp International                               101,954      1,408,240
                                                                  -------------
                 TOTAL SERVICES
                        - VALUE                                   $   8,706,515
                         - COST                                   $   8,595,891

TELECOMMUNICATIONS--10.19%
ADC Telecommunications+                                   43,031  $   1,594,836
Alltel Corp                                              114,284      7,728,456
Ameritech Corp                                           422,254     26,654,784
Andrew Corp+                                              32,217        563,798
AT & T Corp                                            1,222,528     55,013,760
Bell Atlantic Corp                                       596,395     36,529,194
BellSouth Corp                                           727,759     32,931,095
CenturyTel Inc                                            52,469      2,062,688
Frontier Corp                                             66,463      2,787,292
GTE Corp                                                 373,425     25,626,291
Lucent Technologies Inc                                1,167,863     74,816,224
MCI WorldCom Inc+                                        714,889     54,152,842
Network Appliance Inc+                                    26,625      1,748,930
NEXTEL Communications Class A+                           113,882      6,583,803
Nortel Networks Corp                                     509,968     20,940,553
Qualcom Inc+                                              57,099     10,973,714
SBC Communication Inc                                    754,582     36,219,936
Scientific-Atlanta Inc                                    28,973      1,484,866
Sprint Corp                                              332,510     14,755,131
Sprint Corp (PCS Group)+                                 169,096     10,103,486
Tellabs Inc+                                             150,623      8,971,482
U.S. West Inc                                            193,600     10,115,600
                                                                  -------------
       TOTAL TELECOMMUNICATIONS
                        - VALUE                                   $ 442,358,761
                         - COST                                   $ 286,309,612

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1999 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

Security Name                                     Shares             Value
-------------                                     ------             -----

COMMON STOCKS (Continued)
TEXTILES--0.01%
Fruit of the Loom Inc Class A+                     28,406      $      198,842
Springs Industries Inc Class A                      7,142             268,271
                                                               --------------
              TOTAL TEXTILES
                     - VALUE                                   $      467,113
                      - COST                                   $      949,040

TOBACCO--0.85%
Fortune Brands Inc                                 64,488      $    2,418,300
Philip Morris Co Inc                              927,070          34,707,183
                                                               --------------
               TOTAL TOBACCO
                     - VALUE                                   $   37,125,483
                      - COST                                   $   33,941,721

TRANSPORTATION--0.71%
Burlington Northern Santa Fe                      180,814      $    5,243,606
Carnival Corp Class A                             235,779          10,536,374
CSX Corp                                           83,707           3,656,950
Kansas City Southern Industries                    41,791           1,935,446
Laidlaw Inc Class B                               128,729             804,556
Norfolk Southern Corp                             146,320           3,831,755
Union Pacific Corp                                 95,400           4,644,788
                                                               --------------
        TOTAL TRANSPORTATION
                     - VALUE                                   $   30,653,475
                      - COST                                   $   31,520,874

UTILITIES--1.98%
AES Corp+                                          73,105      $    4,436,560
Ameren Corp                                        52,966           2,121,950
American Electric Power Inc                        74,389           2,701,251
Carolina Power & Light Co                          59,226           2,154,346
Central & South West Corp                          82,182           1,859,368
Cinergy Corp                                       61,411           1,865,359
Consolidated Edison Inc                            87,500           3,850,000
Constellation Energy Group                         57,860           1,714,103
Dominion Resources Inc                             74,016           3,423,240
DTE Energy Co                                      56,010           2,208,894
Duke Power Co                                     140,156           8,058,970
Edison International                              133,784           3,394,769
Entergy Corp                                       95,192           2,837,912
FirstEnergy Corp                                   90,491           2,584,649
Florida Progress Corp                              37,858           1,774,594
FPL Group Inc                                      69,406           3,747,924
GPU Inc                                            48,607           1,658,714
New Century Energies Inc                           44,293           1,600,085
Niagra Mohawk Holdings Inc+                        72,680           1,099,285
Northern States Power Co                           58,795           1,385,357
Pacificorp                                        114,826           2,346,756
PECO Energy Co                                     73,998           3,006,169
PG & E Corp                                       147,712           4,477,520
PP & L Resources Inc                               59,377           1,662,556
Reliant Energy Inc                                112,934           3,126,860
Sempra Energy                                      92,729           2,069,016
Southern Co                                       268,240           7,259,245
Texas Utilities Co                                108,051           4,369,312
Unicom Corp                                        83,768           3,235,531
                                                               --------------
             TOTAL UTILITIES
                     - VALUE                                   $   86,030,295
                      - COST                                   $   77,067,104
                                                               --------------
         TOTAL COMMON STOCKS
                     - VALUE                                   $4,163,722,899
                      - COST                                   $2,902,465,087

   The accompanying notes are an integral part of the financial statements.
20

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - August 31, 1999 (Unaudited) - (Continued)
--------------------------------------------------------------------------------

                                                        Interest  Maturity      Principal/
Security Name                                             Rate      Date          Shares         Value
-------------                                             ----      ----         ---------       -----
SHORT TERM INSTRUMENTS-6.84%
CASH EQUIVALENTS-2.81%
Dreyfus Institutional Money Market Fund++                                        $    197,584  $     197,584
Janus International Money Market Fund++                                            26,500,000     26,500,000
Merrimac Cash Fund-Premium Class++                                                 95,300,000     95,300,000
                                                                                               --------------
                                                                                                $121,997,584
U.S. TREASURY BILLS-0.42%
U.S. Treasury Bills                                     4.39%**  09/23/99        $ 18,300,000   $ 18,249,585
                                                                                               --------------
REPURCHASE AGREEMENTS-3.61%
Morgan Stanley Triparty Repurchase
  Agreement dated 8/31/99 due 9/1/99
  with a maturity value of $156,721,455
  and an effective yield of 5.14%
  collateralized by U.S. Treasury Bill
  with a rate of 5.28%, a maturity of 9/15/99
  and a market value of $159,834,332.                                            $156,699,082   $156,699,082

                        TOTAL SHORT TERM INSTRUMENTS
                                             - VALUE                                            $296,946,231
                                              - COST                                            $296,946,012

TOTAL INVESTMENTS IN SECURITIES
(Cost $3,199,411,099) * (Notes 1 and 3)                                             102.71%  $4,460,669,130
Other Assets and Liabilities, Net                                                     (2.71)%   (117,663,470)
                                                                              --------------- ---------------
TOTAL NET ASSETS                                                                     100.00%  $4,343,005,660
                                                                              --------------- ---------------


+  Non-income earning securities.
++ Represents collateral received from securities lending transactions. See
   Note 4.
* Cost for federal income tax purposes is $3,199,411,099 and net unrealized appreciation consists of:

       Gross Unrealized Appreciation   $ 1,330,785,037
       Gross Unrealized Depreciation       (69,527,006)
                                       ----------------
       NET UNREALIZED APPRECIATION     $ 1,261,258,031
                                       ================

**Yield to Maturity.


  The accompanying notes are an integral part of these financial statements.
                                                                              21

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Financial Statements
--------------------------------------------------------------------------------

Statement Of Assets & Liabilities

                                                                August  31, 1999
                                                                   (Unaudited)
                                                                ----------------
Assets
Investments:
In securities, at market value (see cost below) (Note 1)        $  4,460,669,130
Receivables:
  Dividends and interest                                               5,554,928
                                                                ----------------
Total Assets                                                       4,466,224,058
                                                                ----------------
Liabilities
Payables:
  Variation margin on futures contracts                                  827,686
  Collateral for securities loaned (Note 4)                          121,997,584
  Due to Custodian                                                            10
  Due to BGI (Note 2)                                                    393,118
                                                                ----------------
Total Liabilities                                                    123,218,398
                                                                ----------------

Total Net Assets                                                $  4,343,005,660
                                                                ----------------

Investments At Cost                                                3,199,411,099

  The accompanying notes are an integral part of these financial statements.
22

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Financial Statements - (Continued)
--------------------------------------------------------------------------------

Statement Of Operations

                                                                   For the Six
                                                                   Months ended
                                                                August  31, 1999
                                                                   (Unaudited)
                                                                ----------------
Investment Income
  Dividends+                                                    $     26,703,325
  Interest++                                                           5,842,224
                                                                ----------------
Total Investment Income                                               32,545,549
                                                                ----------------
Expenses (Note 2)
  Advisory fees                                                        1,072,974
                                                                ----------------
Total Expenses                                                         1,072,974
                                                                ----------------
Net Investment Income                                                 31,472,575
                                                                ----------------
Realized And Unrealized Gain (Loss) On
  Investments
Net realized gain (loss) on sale of investments                      106,419,073
Net realized gain (loss) on sale of futures contracts                 18,907,189
Net change in unrealized appreciation (depreciation) of
  investments                                                        118,913,157
Net change in unrealized appreciation (depreciation) of
  futures contracts                                                  (5,072,375)
                                                                ----------------
Net Gain on Investments                                              239,167,044
                                                                ----------------
Net Increase In Net Assets
  Resulting From Operations                                     $    270,639,619
                                                                ----------------

+  Net of foreign withholding tax of:                           $         91,292
++ Interest income includes securities lending income of:       $         91,346

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Financial Statements - (Continued)
--------------------------------------------------------------------------------

Statements Of Changes In Net Assets

                                                For the Six
                                              Months  Ended              For the
                                           August  31, 1999           Year Ended
                                                (Unaudited)    February 28, 1999
                                           ----------------    -----------------

Increase (Decrease) In Net Assets

Operations:
Net investment income                        $    31,472,575    $    43,674,276
Net realized gain on sale of investments         106,419,073        143,991,139
Net realized gain on sale of futures
  contracts                                       18,907,189         37,982,701
Net change in unrealized appreciation
  (depreciation) of investments                  118,913,157        265,023,900
Net change in unrealized appreciation
  (depreciation) of futures contracts             (5,072,375)       (14,225,550)
                                             ----------------   ----------------
Net increase in net assets resulting
  from operations                                270,639,619        476,446,466
                                             ----------------   ----------------
Net increase in net assets resulting
  from beneficial interest transactions          385,273,263        856,583,098
                                             ----------------   ----------------

Increase in Net Assets                           655,912,882      1,333,029,564
                                             ----------------   ----------------
Net Assets:
Beginning net assets                         $ 3,687,092,778    $ 2,354,063,214
                                             ----------------   ----------------

Ending Net Assets                            $ 4,343,005,660    $ 3,687,092,778
                                             ================   ================

  The accompanying notes are an integral part of these financial statements.
24

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

1. Significant      Master Investment Portfolio ( "MIP ") is registered under
   Accounting       the Investment Company Act of 1940, as amended (the "1940
   Policies         Act "), as an open-end management investment company. MIP
                    was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues the following separate portfolios
                    (the "Master Portfolios "): the Asset Allocation, Bond
                    Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath
                    2030, LifePath 2040, Money Market, S&P 500 Index, Extended
                    Index, U.S. Equity Index and U.S. Treasury Allocation Master
                    Portfolios. These financial statements present the operations of only one of the Master Portfolios, the S&P 500
                    Index Master Portfolio.

                    The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        Security    The equity securities of the Master Portfolio are valued at
       Valuation    the last reported sale price on the primary securities
                    exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

        Security    Security transactions are accounted for on the date the
    Transactions    securities are purchased or sold (trade date). Dividend
      and Income    income is recognized on the ex-dividend date, and interest
     Recognition    income is recognized on a daily accrual basis. Realized
                    gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

  Federal Income    The Master Portfolio intends to qualify as a partnership for
           Taxes    federal income tax purposes. The Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any).
                    However, each investor in the Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.



                    It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the Master Portfolio.

         Futures    The S&P 500 Index Master Portfolio may purchase futures
       Contracts    contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the S&P 500 Index Master Portfolio is required to pledge to the broker an amount of cash, U.S.
                    Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Notes to Financial Statements (Unaudited) - (Continued)
--------------------------------------------------------------------------------

                     a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of August 31, 1999, the S&P 500 Index Master Portfolio had the following open long futures contracts outstanding:

                    S&P 500 Index Master Portfolio

                                                      Expiration        Notional     Net Unrealized
                    Number of Contracts     Type         Date        Contract Value  Depreciation
                    534                S&P 500 Index   09/17/99        $176,193,330    $(8,048,950)

                    The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $9,828,900.




      Repurchase     Transactions involving purchases of securities under
      Agreements     agreements to resell such securities at a specified price
                     and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's
                     Portfolio of Investments. The adviser to the Master
                     Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master
                     Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on August 31, 1999, by the Master Portfolio are collateralized by U.S. Government Securities.

2. Agreements and    Pursuant to an Investment Advisory Contract with the Master
   Other             Portfolio, Barclays Global Fund Advisors ("BGFA") provides
   Transactions with investment guidance and policy direction in connection with
   Affiliates        the management of the Master Portfolio's assets. BGFA is
                     entitled to receive 0.05% of the average daily net assets of the S&P 500 Index Master Portfolio as compensation for advisory services. BFGA is an indirect subsidiary of Barclays Bank PLC.

                     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as SubAdministrator of the Master Portfolio.

                     Stephens Inc. ("Stephens"), is the co-administrator, sponsor and placement agent for the Master Portfolio. Certain officers and directors of MIP are also officers of Stephens. As of August 31, 1999, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

--------------------------------------------------------------------------------
Master Investment Portfolio - S&P 500 Index Master Portfolio
Notes to Financial Statements (Unaudited) - (Continued)
--------------------------------------------------------------------------------

3. Investment       Purchases and sales of investments, exclusive of short-term
   Portfolio        securities, for the Master Portfolio for the six months
   Transactions     ended August 31, 1999, were as follows:

                    Aggregate Purchases                        S&P 500 Index
                    and Sales of:                           Master Portfolio

                    U.S. GOVERNMENT
                      OBLIGATIONS:
                      Purchases at cost                      $             0
                      Sales proceeds                                       0
                    OTHER SECURITIES:
                      Purchases at cost                      $   651,820,860
                      Sales proceeds                             174,985,256

4. Portfolio        As of August 31, 1999, the S&P 500 Index Master Portfolio
   Securities       had loaned securities which were collateralized by cash. The
   Loaned           Master Portfolio receives transaction fees for providing
                    services in connection with the securities lending program. The risk to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                                   Securities        Collateral

                    S&P 500 Index Master
                    Portfolio                     $121,832,694      $121,997,584

5. Financial        The portfolio turnover rates, excluding short-term
   Highlights       securities, for the S&P 500 Index Master Portfolio are as
                    follows:

                                                                                                     For the
                                                                                                   Period from
                                                                                                   May 26, 1994
                  For the Six       For the        For the         For the         For the        (commencement
                  Months Ended    Year Ended      Year Ended      Year Ended      Year Ended     of operations) to
                August 31, 1999   February 28,    February 28,    February 28,    February 29,     February 28,
                  (Unaudited)        1999            1998            1997            1996              1995

S&P 500 Index        4%              11%              6%              4%              2%                5%
Master Portfolio

[This page intentionally left blank.]

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus, containing more complete information including fees, risks, and expenses. If used as sales material, this report must be accompanied by a Performance Update for the most recently completed calendar quarter. The figures in this report reflect past results. The investment return and principal value of shares will fluctuate with market conditions so that shares, when redeemed, may be worth more or less than their original cost. All investments are subject to certain risks. For example, stocks are sensitive to price changes and bonds are affected by interest rate fluctuations. Investors should make investment decisions based on an investment strategy that takes into consideration investment goals, the length of time money can stay invested, and risk tolerance. Portfolio changes should not be considered recommendations for action by individual investors.

                                  Distributor
                             MML Distributors, LLC
                                1414 Main Street
                             Springfield, MA 01144

October 29, 1999                                                    L7297   1099